Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Other Operating Income and Expenses

Note 33 – Other Operating Income and Expenses

a)    Other operating income

The detail of other operating income is as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	3,684	5,758	3,287
Other income	5,079	1,659	30,622
Subtotals	8,763	7,417	33,909
Other income
Compensations from insurance companies	—	291	693
Lease contracts related income	71	265	819
Gain on sale of property, plant and equipment	—	101	14
Recovery of leased assets	—	—	59
Other leasing transactions operating income, subsidiaries	5,900	3,398	4,604
Gain on sale of leased assets	78	815	688
Other operating income	1,648	1,533	933
Revenue from insurance companies agreement	—	1,841	1,537
Income from recovery of foreign expenses	1,379	1,140	895
Recoveries from expenses provisions	5,983	8,700	15,739
Other minor income	2,003	1,346	481
Other income	8,404	2,431	5,207
Subtotals	25,466	21,861	31,669
Totals	34,229	29,278	65,578

Note 33 – Other Operating Income and Expenses continued

b)    Other operating expenses

During the years ended December 31, 2022, 2021 and 2020, the Bank presents other operating expenses according to the following detail:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Provisions for assets received in lieu of payment	(24,006)	(2,538)	(4,006)
Maintenance expenses for assets received in lieu of payment	(873)	(863)	(1,086)
Subtotals	(24,879)	(3,401)	(5,092)
Provisions for contingencies
Other provisions for contingencies	(986)	(382)	(3,119)
Subtotals	(986)	(382)	(3,119)
Other expenses
Loss on sale of property, plant and equipment	14	(15)	(145)
Restructuring costs	—	(9,389)	(7,190)
Operating expenses	(11,094)	(12,197)	(5,219)
Insurance expense (law 20,027)	(1,355)	(5,033)	(36,075)
Provision expense for recovered leased assets	(40)	(378)	(1,191)
Expenses and losses on sale of assets	(28)	(2,223)	(16,262)
Banking expenses	(504)	(3,378)	(2,754)
Fines and penalties	(597)	(2,211)	(4,502)
Loss on damaged assets	—	—	—
Other expenses	(7,708)	(4,636)	(8,962)
Subtotals	(21,312)	(39,460)	(82,300)
Totals	(47,177)	(43,243)	(90,511)